Convertible Securities (Details) - USD ($)		1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 14, 2025	Dec. 22, 2025	Jan. 10, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes Payable
Derivative liability				$ 137,942,000
HZO, Inc. and Subsidiaries
Notes Payable
Derivative liability				$ 50,881,000		$ 3,396,000	$ 1,052,000
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Loss on extinguishment of debt	$ (3,071,000)				$ (3,071,008)	(3,071,008)
HZO, Inc. and Subsidiaries | 2024 Notes
Notes Payable
Proceeds from notes			$ 4,772,907		$ 1,000,000	1,000,000	3,772,907
Interest rate			12.00%		12.00%
Derivative liability					$ 289,000	289,000	1,050,000
Debt discount					135,000	135,000	2,000
Payment of deferred financing costs					116,440	116,440
Amortization of deferred financing costs					16,655	16,655	$ 27,614
Accrued interest	$ 169,711
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Value of stock issued upon conversion of debt	$ 8,553,000				$ 8,553,000
HZO, Inc. and Subsidiaries | 2024 Notes | Series 2-B
Notes Payable
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)	6,027,707,347
HZO, Inc. and Subsidiaries | 2024 Notes | Series 2-C
Notes Payable
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)	4,059,267,542
Debt Instrument, Convertible, Conversion Price	$ 0.00049
HZO, Inc. and Subsidiaries | 2025 Notes
Notes Payable
Proceeds from notes		$ 5,353,018
Interest rate		12.00%		12.00%
Derivative liability		$ 3,392,000				3,392,000
Debt discount				$ 42,646,000		4,000
Payment of deferred financing costs		$ 24,502				24,502
Amortization of deferred financing costs				1,802,434		366,988
Unamortized debt discount				$ 1,502,029		$ 3,295,670